INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2021	December 31, 2020
Royalty interest	$(1,923)	$(1,718)
Tax loss carryforwards	5,765	1,828
Other	67	(110)
Total	$3,909	$-

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2021	December 31, 2020	Expiry Date Range
Tax loss carryforwards	$56,145	$60,699	2026-2041
Exploration and evaluation assets	10,264	4,094	No expiry
Other	11,954	1,557	No expiry

Disclosure of detailed information about income tax expense [Table Text Block]
	December 31, 2021	December 31, 2020
Current tax expense	$343	$506
Deferred tax expense (recovery)	(3,898)	2,113
	$(3,555)	$2,619

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2021	December 31, 2020
Expected income tax (recovery)	$(8,992)	$(914)
Effect of lower tax rates in foreign jurisdictions	793	31
Permanent differences	2,829	876
Change in unrecognized deductible temporary differences and other	1,542	2,552
Foreign exchange	273	74
Total	$(3,555)	$2,619